Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.125% Fixed-to-Floating Rate Subordinated Notes due 2035
Amount Registered | shares	75,000,000
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,482.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act").